SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Shipping and handling costs
Shipping and handling costs incurred	$ 10,011,395	$ 15,190,748	$ 13,751,444
Discount coupons and membership points
Number of points earned by customers for each Renminbi spent, under customer loyalty program	10
Accrued liability for customer loyalty program		67,755
Expense classification
Purchasing, receiving and warehousing costs	12,654,208	10,189,464	8,792,801
Advertising expenses
Advertising expenses incurred	8,679,060	28,951,702	23,987,328
Foreign currency translation
Cash and cash equivalents denominated in RMB	13,291,063	40,097,545	86,011,952	18,757,853
Value added taxes
Value added tax rate applicable to PRC subsidiaries (as a percent)	17.00%
Cash and cash equivalents | Denominated in RMB
Foreign currency translation
Cash and cash equivalents denominated in RMB	$ 11,461,853	$ 39,230,288